Condensed Consolidated Statements Of Operations And Comprehensive Loss - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Contract revenue		$ 854,000	$ 44,000		$ 2,291,000	$ 394,000
Grant income		250,000	28,000		470,000	172,000
Total revenue		1,104,000	72,000		2,761,000	566,000
Operating expenses:
Research and development		7,603,000	4,903,000		21,957,000	15,956,000
General and administrative		5,259,000	4,311,000		21,250,000	9,304,000
Total operating expenses		12,862,000	9,214,000		43,207,000	25,260,000
Loss from operations		(11,758,000)	(9,142,000)		(40,446,000)	(24,694,000)
Other income (expense):
Interest income, net		4,000	1,000		11,000	88,000
Change in fair value of convertible notes					0	(720,000)
Change in preferred stock tranche liability		0	(11,824,000)		(14,742,000)	5,748,000
Loss on impairment of fixed assets		0	0		(22,000)	(238,000)
Other expense		(54,000)	(37,000)		(120,000)	(46,000)
Total other income (expense), net		(50,000)	(11,860,000)		(14,873,000)	4,832,000
Net loss		$ (11,808,000)	$ (21,002,000)		(55,319,000)	(19,862,000)
Other comprehensive gain (loss):
Unrealized gain (loss) on investments					0	(13,000)
Comprehensive loss					$ (55,319,000)	$ (19,875,000)
Net loss per share, basic and diluted		$ (0.73)	$ (1.44)		$ (3.72)	$ (1.43)
Weighted-average shares outstanding, basic and diluted		16,204,614	14,602,926		14,881,325	13,862,582
DYNAMICS SPECIAL PURPOSE [Member]
Operating expenses:
Professional fees and other expenses				$ 3,702,033
Professional fees and other expenses	$ 0	$ 1,282,742
Franchise tax expense	0	50,269		163,839
Operating and formation costs	1,178	0
Loss from operations	(1,178)	(1,333,011)		(3,865,872)
Other income (expense):
Interest and dividend income on investments held in Trust Account	0	23,162		8,784
Net loss	$ (1,178)	$ (1,309,849)		$ (3,857,088)
Common Class A [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other comprehensive gain (loss):
Net loss per share, basic and diluted	$ 0	$ (0.04)		$ (0.17)
Weighted-average shares outstanding, basic and diluted	0	23,715,500		16,872,995
Common Class B [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other comprehensive gain (loss):
Net loss per share, basic and diluted	$ 0	$ (0.04)		$ (0.17)
Weighted-average shares outstanding, basic and diluted	5,000,000	5,750,000		5,418,853